Provision for expected credit losses - Total write-offs net of recoveries to average loans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.05%	0.10%
Write-offs still under enforcement activity	$ 581	$ 864
Housing
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.01%	0.01%
Personal
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	1.78%	1.28%
Business
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.07%	0.27%
Parent Entity
Provisions for expected credit losses
Write-offs still under enforcement activity	$ 534	$ 781